WILEN INVESTMENT MANAGEMENT CORP.

Filed: February 14, 2013 (period: December 31, 2012)

13F Holdings Report Initial Filing





UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2012

Check here if Amendment [_]; Amendment Number:
  This Amendment (Check only one.):    [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wilen Investment Management Corp.
Address:  14551 Meravi Drive
          Bonita Springs, Florida  34135

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James Wilen
Title:    President
Phone:    1-239-676-8281

Signature, Place, and Date of Signing:

    /s/ James Wilen	             Bonita Springs, FL         February 14, 2013
-----------------------------     ---------------------    ---------------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 -0-

Form 13F Information Table Entry Total:            50

Form 13F Information Table Value Total:     $109,849(thousands)

List of Other Included Managers:

None



VOTING AUTHORITY

TITLE

VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

        NAME OF ISSUER
OF CLASS
   CUSIP
(x$1000)
  PRN AMT
PRN
CALL
DSCRETN
MANAGERS
   SOLE
AFC Enterprises, Inc.
Common
00104Q107
355
13,600
SH

SOLE

13,600
Air Methods Corp.
Common
009128307
1,185
31,770
SH

SOLE

31,770
Amerco
Common
023586100
7,468
58,894
SH

SOLE

58,894
Amerigas Partners LP
Common
030975106
230
5,930
SH

SOLE

5,930
Astronics Corp.
Common
046433108
393
17,184
SH

SOLE

17,184
Berkshire Hathaway Inc - CL B
Common
084670702
202
2,250
SH

SOLE

2,250
Chase Corp.
Common
16150R104
5,368
287,722
SH

SOLE

287,722
Chesapeake Energy Corp.
Common
165167107
1,513
91,076
SH

SOLE

91,076
Circor Intl. Inc.
Common
17273K109
493
12,462
SH

SOLE

12,462
ConocoPhillips
Common
20825C104
6,053
104,380
SH

SOLE

104,380
Core Molding Technologies Inc.
Common
218683100
628
94,900
SH

SOLE

94,900
Crane Co. Com
Common
224399105
1,550
33,500
SH

SOLE

33,500
Cytec Industries
Common
232820100
868
12,610
SH

SOLE

12,610
Delta Apparel
Common
247368103
9,905
708,508
SH

SOLE

708,508
Denny's Corporation
Common
24869P104
544
111,500
SH

SOLE

111,500
Drew Industries
Common
26168L205
3,189
98,883
SH

SOLE

98,883
Ducommun Inc.
Common
264147109
682
42,222
SH

SOLE

42,222
Hanes Brands
Common
410345102
1,089
30,400
SH

SOLE

30,400
Harris Corp. Del
Common
413875105
1,999
40,840
SH

SOLE

40,840
Hess Corp.
Common
42809H107
922
17,412
SH

SOLE

17,412
Huntsman Corp.
Common
447011107
667
41,950
SH

SOLE

41,950
Innodata Inc.
Common
457642205
676
178,675
SH

SOLE

178,675
Marathon Oil Corp.
Common
565849106
1,077
35,150
SH

SOLE

35,150
Marathon Petroleum Corporation
Common
56585A102
1,084
17,199
SH

SOLE

17,199
Mod-Pac Corp.
Common
607495108
425
62,657
SH

SOLE

62,657
Molycorp Inc.
Common
608753109
1,554
164,582
SH

SOLE

164,582
Northern Tech Intl Corp.
Common
665809109
890
78,072
SH

SOLE

78,072
Occidental Pete Corp.
Common
674599105
2,012
26,272
SH

SOLE

26,272
Oil State Intl Inc
Common
678026105
2,921
40,833
SH

SOLE

40,833
Orchids Paper Products
Common
68572N104
336
16,609
SH

SOLE

16,609
Perma-Fix Environmental Svcs
Common
714157104
531
780,758
SH

SOLE

780,758
Phi Inc-NV
Common
69336T205
448
13,383
SH

SOLE

13,383
Phillips 66
Common
718546104
2,507
47,211
SH

SOLE

47,211
QEP Company
Common
74727K102
4,329
258,466
SH

SOLE

258,466
Rowan Companies
Common
G7665A101
550
17,576
SH

SOLE

17,576
Safeway Stores Inc Com New
Common
786514208
5,956
218,127
SH

SOLE

218,127
Sensient Technologies
Common
817257100
252
7,100
SH

SOLE

7,100
Shaw Group
Common
820280105
466
10,000
SH

SOLE

10,000
SL Industries
Common
784413106
338
18,719
SH

SOLE

18,719
Spartan Motors
Common
846819100
797
162,065
SH

SOLE

162,065
SPX Corp.
Common
784635104
265
3,778
SH

SOLE

3,778
Standex Intl Corp.
Common
854231107
13,821
269,492
SH

SOLE

269,492
Stephan Co.
Common
858586100
709
12,764
SH

SOLE

12,764
Supreme Industries Inc. CL A
Common
868607102
3,300
965,221
SH

SOLE

965,221
Titan International Inc.
Common
88830M102
353
16,250
SH

SOLE

16,250
Trimas Corp
Common
896215209
567
20,250
SH

SOLE

20,250
Universal Power Group
Common
913788105
846
545,655
SH

SOLE

545,655
Universal Stainless & Alloy Pro
Common
913837100
217
5,900
SH

SOLE

5,900
Vaalco Energy
Common
91851C201
14,995
1,733,572
SH

SOLE

1,733,572
VSE Corp
Common
918284100
246
10,029
SH

SOLE

10,029
Watts Water Technologies
Common
942749102
2,078
48,350
SH

SOLE

48,350